Net financial income / (loss) - Disclosure of net financial income (loss) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Interests on financial assets	€ 793	€ 1,269
Change in valuation allowance on financial instruments	464	1,471
Foreign exchange gains	5,630	873
Financial income	6,886	3,613
Foreign exchange losses	(2,574)	(1,763)
Unrealized losses on financial assets	0	0
Interest on financial liabilities	(229)	(300)
Financial expenses	(2,803)	(2,064)
Net financial income (loss)	€ 4,083	€ 1,549